COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases	Minimum lease commitments under non-cancelable operating lease agreements as of December 31, 2018, are as follows:

Year ending December 31,

2019	$1,973
2020	877
2021	593
2022	529
2023	409

$4,381

Space Segment Services [Member]
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases	Future minimum payments due for space segment services to be rendered subsequent to December 31, 2018, are as follows:
Year ending December 31,

2019	$8,367
2020	6,016
2021	1,587

$15,970